Condensed Consolidated and Combined Statements of Equity (Parenthetical) In Thousands, unless otherwise specified	Mar. 31, 2013
Class A
Common stock, shares outstanding	99,015	[1]
Class B
Common stock, shares outstanding	400,985	[1]

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.